Supplier Accounts Receivable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Other Current Liabilities

Other Current Liabilities

	December, 31
	2015	2016	2017
	(thousands of Euros)
Social security	4,464	10,794	12,094
Tax liabilities	388	504	428
Other debts	195	146	440
Deferred revenues	791	3,248	2,789

Total	5,838	14,692	15,751